Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

05049708

CERTNYS

1-14236

NYSE

April 6, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FELCOR LODGING TRUST INCORPORATED, Depositary Shares (Each representing 1/100 fractional interest in one share of 8% Series C Cumulative Redeemable Preferred Stock, $.01 par value) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 6, 2005. Tentative listing date – April 8, 2005.

Sincerely,